PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Index Solution 2045 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 8.9%
510,123  Vanguard Long-Term
Treasury ETF
$ 28,237,859
2.0
1,452,941
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
70,377,701
4.9
775,107  Xtrackers USD High
Yield Corporate Bond
ETF
28,027,869
2.0
Total Exchange-Traded
Funds
(Cost $127,035,727)
126,643,429
8.9
MUTUAL FUNDS : 91.0%
Affiliated Investment Companies : 91.0%
89,362  Voya Russell
TM
Large
Cap Growth Index
Portfolio - Class I
6,951,465
0.5
1,526,778  Voya U.S. Bond Index
Portfolio - Class I
13,863,147
0.9
6,950,558  Voya VACS Index
Series EM Portfolio
106,065,515
7.4
25,973,121  Voya VACS Index
Series I Portfolio
367,000,200
25.7
4,277,388  Voya VACS Index
Series MC Portfolio
56,675,386
4.0
46,228,576  Voya VACS Index
Series S Portfolio
720,241,211
50.5
2,434,358  Voya VACS Index
Series SC Portfolio
28,360,269
2.0
Total Mutual Funds
(Cost $1,011,919,267)
1,299,157,193
91.0
Total Long-Term
Investments
(Cost $1,138,954,994)
1,425,800,622
99.9
Total Investments in
Securities
(Cost $1,138,954,994) $ 1,425,800,622 99.9
Assets in Excess of
Other Liabilities 1,074,241 0.1
Net Assets $ 1,426,874,863 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
2
Voya Index Solution 2045 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 126,643,429 $ — $ — $ 126,643,429
Mutual Funds 1,299,157,193 — — 1,299,157,193
Total Investments, at fair value $ 1,425,800,622 $ — $ — $ 1,425,800,622
Other Financial Instruments+
Futures 57,710 — — 57,710
Total Assets $ 1,425,858,332 $ — $ — $ 1,425,858,332
Liabilities Table
Other Financial Instruments+
Futures $ (501,819) $ — $ — $ (501,819)
Total Liabilities $ (501,819) $ — $ — $ (501,819)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Russell
TM
Large Cap Growth
Index Portfolio - Class I
$ — $ 6,966,977 $ (19,086) $ 3,574 $ 6,951,465 $ — $ — $ —
Voya U.S. Bond Index Portfolio -
Class I
12,380,545 5,539,100 (3,904,882) (151,616) 13,863,147 136,594 (16,119) —
Voya VACS Index Series EM
Portfolio
101,493,020 13,612,919 (7,369,447) (1,670,977) 106,065,515 — 3,650,181 —
Voya VACS Index Series I Portfolio
378,756,149 22,165,673 (26,626,310) (7,295,312) 367,000,200 — 12,795,866 —
Voya VACS Index Series MC
Portfolio
64,411,877 2,152,652 (9,323,679) (565,464) 56,675,386 — 1,697,406 —
Voya VACS Index Series S
Portfolio
757,534,722 27,790,017 (19,683,451) (45,400,077) 720,241,211 — 12,151,887 —
Voya VACS Index Series SC
Portfolio
30,597,840 285,019 (2,326,889) (195,701) 28,360,269 — 527,232 —
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
71,782,993 10,239,667 (10,826,545) (818,414) 70,377,701 890,163 (284,356) —
$ 1,416,957,146 $ 88,752,024 $ (80,080,289) $ (56,093,987) $ 1,369,534,894 $ 1,026,757 $ 30,522,097 $ —
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
3
Voya Index Solution 2045 Portfolio
At March 31, 2026, the following futures contracts were outstanding for Voya Index Solution 2045 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note 324 06/30/26 $ 35,050,219 $ (501,819)
$ 35,050,219 $ (501,819)
Short Contracts:
3-month SOFR (145) 09/15/26 (34,921,438) 57,710
$ (34,921,438) $ 57,710
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 288,286,823
Gross Unrealized Depreciation (1,441,195)
Net Unrealized Appreciation $ 286,845,628